UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 84-0018

AMERITOR FINANCIAL CORPORATION

4400 MacArthur Blvd. NW
Suite 301
Washington DC, 2000

JEROME KINNEY
4400 MacArthur Blvd. NW
Suite 301
Washington DC, 20007
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-202-6000

Date of fiscal year end: June 30, 2009

Date of reporting period: 12 month period ended June 30, 2009

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Ameritor Financial Corporation

By (Signature and Title)*	President

Date    July 28, 2009

* Print the name and title of each signing officer under his or her signature.

SECURITY	SYMBOL	CUSIP	MEETING DATE	DESCRIPTION OF PROPOSAL	PROPOSED MNGMT (M) OR SHRHOLDRS (S)	VOTE FOR (F), AGAINST (A) OR ABSTAIN (AB)	FUND CAST ITS VOTE FOR(F) MNGMT OR AGAINST(A)
DELL	DEL	24702R101	7/18/08	ELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				PROXY EXPENSES	M	F	F
				EXCUTIVE INCENTIVE PLAN	S	A	F
				EXCUTIVE COMPENSATION	S	A	F
MEDTRONIC	MDT	585055106	8/21/08	ELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				STOCK INCENTIVE PLAN	M	F	F
WALGREEN	WAG	931422109	1/14/09	ELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				EMPLOYEE STOCK PURCHASE PLAN	M	F	F
				CHAIRMAN BE INDEPENDENT	S	F	A
SHANDA INTERACTIVE	SNDA	81941Q203	12/8/08	ELECTION OF DIRECTORS	M	F	F
APPLE INC	AAPL	37833100	2/25/09	ELECTION OF DIRECTORS	M	F	F
				POLITICAL CONTRIBUTIONS	S	F	A
				ADVISORY VOTE ON COMPENSATION	S	A	A
				AMEND BYLAWS RE SUSTAINABILITY	S	A	F
				HEALTH CARE REFORM	S	A	F
NOVARTIS AG	NVS	66987V109	2/25/08	APPROVAL OF ANNUAL REPORTS	M	F	F
				DISCHARGE LIABILITY OF DIRECORS, OFFICIERS	M	F	F
				DECLARE DIVIDEND	M	F	F
				REDUCE SHARE CACAPITAL	M	F	F
				AMEND ARTICLES RE REMUNERATION REPORT	S	F	A
				AMEND ARTICLES RE AUDITORS	M	F	F
				# 7AA THRU 7BELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				ADDIONAL OR COUNTER PROPOSALS	M	F	F
WRIGLEY COMPANY	WWY	982526105	9/25/08	MERGER PLAN	M	F	F
				RE: MERGER PROXIES	M	F	F
UNITED TECHNOLDGIES	UTX	93017109	4/8/09	RATIFY INDEPENDENT AUDITOR	M	F	F
				ELECTION OF DIRECTORS	M	F	F
				OFFSETS FOR MILARY SALES	S	A	F
SCHLUMBERGER LIMITED		806857108		ELECTION OF DIRECTORS	M	F	F
				APPROVE FINANCIALS & DIVIDENDS	M	F	F
				STOCK DIVIDEND PLAN	M	F	F
				STOCK INCENTIVE PLAN	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
CANNON INC	CAJ	138006309	3/27/09	ELECTION OF DIRECTORS	M	F	F
				DIVIDEND FROM SURPLUS	M	F	F
				AMEND ARTICLES	M	F	F
				RETIREMENT ALLOWANCE TO RETIRING DIRECTOR	M	F	F
				BONUS TO DIRECTORS	M	A	A
				SHARES & STOCK OPTIONS W/O COMPENSATION	M	A	A
CNX GAS CORP	CNX	1618H309	4/28/09	ELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
WACHOVIA CORP	WB	929903102	4/22/08	APPROVE MERGER	M	F	F
				SPECIAL MEETING PROXIES	M	F	F
JOHNSON & JOHNSON	JNJ	478160104	4/23/09	ELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				EXCETUTIVE COMPENSATION, POLICIES, DISCLOSURE	S	A	F
HONEYWELL	HON	438516106	4/27/09	1A THRU 1J - ELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				CUMULATIVE VOTING	A	A	F
				HEALTH CARE REFORM	A	A	F
				EXECUTIVE ADVISORY VOTE	S	F	A
				TAX-GROSS PAYMENTS	M	A	F
				RIGHT TO CALLA SPECIAL MEETING OF SHAREHOLDERS	S	A	F
				INCREASE AUTHORIZED SHARES	M	F	F
				DIRECTORS TO AUTHORIZE SHARE	S	A	F
				RIGHTS ISSUE	M	F	F
IBM	IBM	459200101	4/29/08	ELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				CUMULATIVE VOTING	S	A	F
				EXCUTIVE COMPENSATION	S	F	A
				EXCUTIVE COMPENSATION	S	F	A
				SPECIAL MEETINGS	S	A	F
				EXCUTIVE COMPENSASTION	S	A	F
CITIGROUP INC	C	172967101	4/21/09	1A THRU 1N - ELECTION OF DIRECTORS	M	F	F
				REPORT GOVERMENTAL SEVICE FOR CERTAIN INDIVIDUALS	S	A	F
				POLITICAL CONTRIBUTIONS	S	A	F
				APPROVE EXCEUTIVE COMPENSATION	M	A	A
				TWO CANDIDATES FOR EACH BOARD POSITION	S	A	F
				CARBON PRINCIPALS	S	A	F
				STOCK INCENTIVE PLAN	M	A	A
				CUMULATIVE VOTING	S	A	F
				SPECIAL MEETINGS	S	A	F
				CREDIT CARD PRACTICES	S	A	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				COMPENSATION CONSULTANTSDISCLOSURE	S	F	A
				EXCETUIVE SHARE RETEBTION ON RETIREING	S	F	A
BANK OF AMERICA	BAC	60505104	12/5/08	SPECIAL SHAREHOLDER MEETINGS PROXIES	M	F	F
				STOCK OPTIONS	M	F	F
				MERGER W MERRIL	M	F	F
				INCREASE SHARES	M	F	F
CANADIAN NATURAL RESOURCES	CNQ	529809176	5/8/08	ELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
ALCOA	AAPL	13817101	5/6/09	RATIFY INDEPENDENT AUDITOR	M	F	F
				ELECTION OF DIRECTORS	M	F	F
				STOCK PLAN	M	F	F
				MAJORITY VOTING	S	A	F
OCCIDENTAL PETROLEUM	OXY	674599105	5/1/09	1-1 THRU 1-12 - ELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				HOST COUNTRY LAWS	S	A	F
				SPECIAL STOCKHOLDER MEETINGS	M	F	F
COMCAST	CMCSA	20030N101	5/13/09	RATIFY INDEPENDENT AUDITOR	M	F	F
				STOCK PURCHASE PLAN	M	F	F
				STOCK OPTION PLAN	M	F	F
				DEATH BENEFITS	S	F	A
				EXCUTIVE EARNING OVER $500,000	S	F	A
				RECAPITALIZATION	S	A	F
				VOTE ON EXCUTIVE COMPENSATION	S	A	F
POLARIS INDUSTRIES	PII	731068102	4/30/09	ELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				DEFERRED COMPENSATION FOR DIRECTORS	M	F	F
				OMNIBUS INCENTIVE	M	F	F
				EXCECUTIVE COMPENSATION	M	A	A
				LONG TERM INCENTIVE PLAN	M	F	F
MARRIOTT INTERNATIONAL	MAR	571903202	5/1/09	1-A THRU 1-J - ELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				STOCK & CASH INCENTIVE	M	F	F
GENERAL ELECTRIC	GE	369604105	4/22/09	A-1 THRU A-16 ELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				CUMULATIVE VOTING	S	A	F
				STUDY BREAKING UP GE	S	A	F
				DIVIDEND POLICY	S	A	F
				ADVISORY VOTE ON EXCUTIVE COMPENSATION	S	F	A
AMGEN	AMGN	31162100	5/6/09	1-A THRU 1-K ELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				EQUITY INCENTIVE PLAN	M	F	F
				VOTING REQUIREMENT	M	F	F
MAJORITY VOTE
				SPECIAL MEETING VOTE	S	A	F
				DEL TO NORTH DAKOTA	S	A	F
PSYCHIATRIC SOLUTIONS	PSYS	74439H108	5/20/08	ELECTION OF DIRECTORS	M	F	F
				DIRECTOR STOCK OPTION	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				SUPERMAJORITY VOTE	S	A	F
				EXCUTIVE COMPENSATION PLAN	S	A	F
HSBC	HBC	404280406	5/30/08	APPROVE REMUNERIZTION REPORT	M	F	F
				3-A THRU 3-L ELECTION OF DIRECTORS	M	F	F
				RE-APPOINT AUDITOR FEE BY GROUP AUDIT COM	M	F	F
				DIRECTORS TO ALLOT SHARES	M	F	F
				DISPLAY PRE-EMPTIVE RIGHTS	M	F	F
				COMPANY TO PURCHASE ORDINARY SHARES	M	F	F
				ALTER ARTICLES	M	F	F
				ALTLTER ARTICLES FROM 1 OCT 08	M	F	F
				AMEND HSBC SHARE PLAN	M	F	F
HALIBURTON	HAL	406216101	5/21/08	1-A THRU 1-J ELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				REAPPOVAL OF GOALS OF '93 STOCK AND INCENTIVE	M	F	F
				HUMAN RIGHTS POLICY	S	A	F
				POLITICAL CONTRIBUTIONS	S	A	F
				HUMAN RIGHTS BOARD COMMITTEE	S	A	F
FLOWSERVE	FLS	34354P105	5/30/08	ELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
JETBLUE AIRWAYS	JBLU	477143101	5/15/08	ELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				AMEND COMPANY ARTICLES TO ELIMINATE SUPERMAJORITY VOTING	M	F	F
				AMEND COMPANY ARTICLES FOR ANNUAL ELECTION OF DIRECTORS	M	F	F
EBAY INC	EBAY	278642103	6/19/08	1-A THRU 1-D ELECTION OF DIRECTORS	M	F	F
				EQUITY INCENTIVE PLAN	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
CARTER'S	CRI	146229109	5/9/08	ELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
CROCS	CROX	227046109	6/26/08	ELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
ALCATEL-LUCENT	ALU	13904305	5/30/08	APPROVE FINANCIALS FOR '08	M	F	F
				ELECTION OF DIRECTORS	M	F	F
				APPROVE CONSOLIDATED FINANCIALS FOR '08	M	F	F
				FISCAL YEAR APPROPRIATION	M	F	F
				04 & 05 APPOINTMENT OF CENSEUR	M	F	F
				RELATED PARTY AGREEMENTS	M	F	F
				COMPLIANCE IMPEMENTATION OBLIGATIONS	M	F	F
				AUTH. BOARD TO ALLOW COMPANY TO BUY/SELL SHARES	M	F	F
				AUTH. BOARD TO REDUCE SHARE CAPITAL BY CANCELATION OF SHARES	M	F	F
				BOARD TO PROCEED W BONUS ISSUES OF SHARES	M	F	F
				AUTH. BOARD TO GRANT OPTIONS FOR SHARE PURCHASE	M	F	F
				DELAGATE BOARD TO DECIDE CHANGING SHARE CAPITAL	M	F	F
				REMOVE MAJORITY RULE	M	F	F
				POWER TO CHAIRMAN TO VOTE ON ANY AMENDMENTS	M	F	F
INGERSOL-RAND	IR	G4776G101	6/4/08	ELECTION OF DIRECTORS	M	F	F
				APPROVAL OF BYE-LAWS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				EXCUTIVE COMPENSATION PLAN	S	A	F
WAL-MART	WMT	931142103	6/6/08	1-A THRU 1-O ELECTION OF DIRECTORS	M	F	F
				MANAGEMENT INCENTIVE PLAN	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				PAY FOR SUPERIOR PERFORMANCE	S	A	F
				RECOUP EXCUTIVE COMPENSATION PAY	S	A	F
				HUMAN RIGHTS	S	A	F
				EXCUTIVE COMPENSATION PLAN	S	A	F
				POLITICAL CONTRIBUTIONS	S	A	F
				SOCIAL AND REPUBLICAN IMPACT	S	A	F
				SHAREHOLDER MEETINGS	S	A	F
STAPLES	SPLS	855030102	6/9/08	1-A THRU 1-L ELECTION OF DIRECTORS	M	F	F
				APPROVE STOCK VOTING RIGHTS	M	F	F
				EXECUTIVE OFFICIER INCENTIVE PLAN	M	F	F
				TO INCREASE SHARES	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				SHAREHOLDER MEETINGS	S	A	F
				SHAREHOLDER MEETINGS	S	A	F
CHESAPEAKE ENERGY	CHK	165167107	6/6/08	ELECTION OF DIRECTORS	M	F	F
				LONG TERM INCENTIVE PLAN	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				SHAREHOLDER PROPOSALS	S	A	F
FREEPORT-MCMORAN	FCX	35671D857	6/5/08	ELECTION OF DIRECTORS	M	F	F
				RATIFY INDEPENDENT AUDITOR	M	F	F
				INCREASE SHARES	M	F	F